Investments (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Equity Method Investments

The carrying amount of the Ctrip investment in excess of the Company’s proportionate interest in Ctrip is recognized as equity method goodwill, intangible assets and related deferred income tax expenses.

	RMB	US$
	(In thousands)
Carrying value of investment in Ctrip	26,662,337	4,115,956
Proportionate share of net assets of Ctrip	(8,550,531)	(1,319,975)

Excess of carrying value of investment over proportionate share of net assets	18,111,806	2,795,981

The excess carrying value has been primarily assigned to:
Goodwill	15,563,126	2,402,533
Intangible assets	2,845,081	439,205
Deferred income taxes	(283,187)	(43,716)
Property, plant and equipment	52,323	8,077
Land use rights	13,487	2,082
Equity investments	(79,024)	(12,200)

Total	18,111,806	2,795,981

The following tables set forth the summarized financial information of Ctrip:

	As of September 30,*
	2014	2015	2015
	RMB	RMB	US$
	(In thousands)
Current assets	16,194,113	25,750,458	3,975,186
Non-current assets	12,073,373	23,500,517	3,627,855
Current liabilities	10,253,664	18,873,779	2,913,609
Non-current liabilities	8,051,191	17,492,002	2,700,300
Noncontrolling interests	536,042	1,063,306	164,146

	For the six months ended September 30,*	For the twelve months ended September 30,*
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
	(In thousands)
Total revenues	2,960,637	7,280,123	10,484,967	1,618,600
Gross profit	2,097,599	4,962,670	7,072,995	1,091,882
Income (loss) from operations	495,482	433,052	(115,056)	(17,762)
Net income	540,651	625,520	2,052,526	316,855
Net income attributable to the investees	583,369	728,644	2,207,503	340,780

*	The Company adopted an one-quarter lag in reporting its share of equity income in Ctrip

Retrospective Effects of Applying Equity Method of Accounting to Consolidated Statements of Balance Sheets and Consolidated Statements of Comprehensive Income

The retrospective effects of applying the equity method of accounting to the consolidated statements of balance sheets and the consolidated statements of comprehensive income are as follows:

	As of December 31, 2014
	As originally reported	As adjusted for retrospective application
	RMB	RMB
	(In thousands)
Short-term investments	43,818,037	42,698,831
Long-term investments, net	2,878,922	3,544,923
Additional paid-in capital	3,633,919	3,650,601
Retained earnings	47,659,772	47,701,326
Accumulated other comprehensive income (loss)	231,923	(279,518)

	For the year ended December 31, 2013		For the year ended December 31, 2014
	As originally reported	As adjusted for retrospective application	As originally reported	As adjusted for retrospective application
	RMB	RMB	RMB	RMB
	(In thousands)
Income (loss) from equity method investments	(5,806)	22,578	(26,952)	(19,943)
Other, net	186,023	189,330	257,704	260,558
Net income	10,356,086	10,387,777	12,243,371	12,253,234

Investments Classified as Held-to-Maturity Securities and Available-for-Sale Securities

The short-term held-to-maturity debt investments as well as the short-term available-for-sale investments will mature within one year; whereas the long-term held-to-maturity debt investments as well as the long-term available-for-sale debt investments will mature after one year through five years.

	As of December 31, 2014
	Cost or amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB
	(In thousands)
Short-term investments
Held-to-maturity investments
Fixed-rate investments	38,159,394	104,718	(15,389)			38,248,723
Adjustable-rate investments	60,290	—	(771)			59,519
Available-for-sale investments
Fixed-rate debt investments	2,854,682			10,414		2,865,096
Adjustable-rate debt investments	1,568,812				(269)	1,568,543
Equity investments	42,137			3,371		45,508
Long-term investments:
Held-to-maturity investments
Fixed-rate investments	545,930	—	(14,612)			531,318
Available-for-sale investments
Debt investment	272,680			—		272,680
Equity investment	124,000				(8,079)	115,921

	As of December 31, 2015
	Cost or amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB	US$
	(In thousands)
Short-term investments
Held-to-maturity investments
Fixed-rate investments	36,942,840	197,848	(6,592)			37,134,096	5,732,517
Available-for-sale investments
Fixed-rate debt investments	6,872,077			86,322		6,958,399	1,074,192
Adjustable-rate debt investments	13,137,500			187,885		13,325,385	2,057,085
Equity investment	600,543			142,075		742,618	114,640
Long-term investments:
Held-to-maturity investments
Fixed-rate investments	1,838,953		(32,507)			1,806,446	278,867
Available-for-sale investments
Equity investments	322,269				(45,304)	276,965	42,756